Note 9 - Financial Instruments (Details) - Fair Value of Company’s Liabilities (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term portion	$ 1,510,631	$ 2,393,568
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, current and long-term portion	$ 1,510,631	$ 2,393,568